Annual Total Returns - Fidelity Europe Fund [BarChart] - 10.31 Fidelity Europe Fund - AMCIZ PRO-12 - Fidelity Europe Fund - Fidelity Advisor Europe Fund: Class A	Dec. 30, 2020
Bar Chart Table:
Annual Return 2015	3.87%
Annual Return 2016	(5.95%)
Annual Return 2017	28.78%
Annual Return 2018	(17.34%)
Annual Return 2019	23.97%